Organization and Description of Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Jul. 25, 2024	Jul. 23, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Net proceeds from IPO			$ 409,598
Newly issued common LLC units				79,300,658	79,245,283
Number of share issued upon exercise of options granted				55,000
OneStream Software LLC | Initial Public Offering
Class of Stock [Line Items]
Net proceeds from IPO	$ 409,600
Purchase of issued and outstanding LLC units	$ 56,700
Shares issued and outstanding LLC units	3,006,037
Newly issued common LLC units	18,723,296
Net proceeds from LLC units	$ 352,900
Underwriting discounts and commissions	$ 25,000
Number of outstanding units issued in transaction		8,632,763
Reclassified number of units issued in transaction		6,591,178
Class A Common Stock | OneStream Software LLC | Initial Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction	21,729,333
Public offering price	$ 20
Price per share	$ 0.0001
Class A Common Stock | OneStream Software LLC | Initial Public Offering | Existing Stockholders
Class of Stock [Line Items]
Number of shares issued in transaction	6,445,667
Class A Common Stock | OneStream Software LLC | Initial Public Offering | Executive Officers and Other Employees
Class of Stock [Line Items]
Number of share issued upon exercise of options granted	459,230
Class D Common Stock | OneStream Software LLC | Initial Public Offering | Existing Stockholders
Class of Stock [Line Items]
Shares converted into equal number of shares	5,986,437